Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Balance Sheet Repositioning–Securities Sales
In March 2023, the Company completed a balance sheet repositioning by selling lower yielding AFS securities for aggregate proceeds of $1.9 billion. The securities were sold at a loss of $333.2 million. The proceeds from the sale of such securities have been used to increase cash levels and may be used to reduce wholesale funds over time.
The Company established a $17.4 million valuation allowance against the capital loss carryforward deferred tax asset which resulted from the sale of securities for the amount of deferred tax asset management believed was not more-likely-than-not to be realized. As a result of the execution of the agreement to sell the Company’s insurance agency business in September 2023 and the determination of the resulting capital gain, management determined it to be more-likely-than-not that the Company will realize federal capital losses related to the securities sale. Consequently, the Company reversed the associated federal valuation allowance previously established as management had determined it was more-likely-than-not that the entirety of the federal deferred tax asset related to the loss on such securities sales would be realized.
Liquidation of Market Street Securities Corporation (“MSSC”)
During the first quarter of 2023, the Company liquidated MSSC, a wholly owned subsidiary, and transferred all of MSSC’s assets to Eastern Bank. In connection with the liquidation and subsequent transfer of securities previously held by MSSC to Eastern Bank, the Company recognized an additional deferred income tax benefit of $23.7 million during the first quarter of 2023. This deferred income tax benefit resulted from a state tax rate change applied to the deferred tax asset related to the securities transferred to Eastern Bank.
Cambridge Merger
On September 19, 2023, the Company announced it had entered into a definitive merger agreement with Cambridge Bancorp and Cambridge Trust Company (“Cambridge”) pursuant to which the Company will acquire Cambridge through a merger, with the Company as the surviving entity, and Cambridge will merge with and into Eastern Bankshares, Inc. (the “Merger Agreement”). Under the Merger Agreement, each share of stock of Cambridge will be exchanged for 4.956 shares of the Company’s common stock. The transaction is intended to qualify as a tax-free reorganization for federal income tax purposes and provide Cambridge shareholders with a tax-free exchange for the Company’s common stock consideration they will receive in the merger. The Company anticipates issuing approximately 39.4 million shares of the Company’s common stock in the merger. Based upon the closing price of $13.41 per share of the Company’s common stock on September 18, 2023, the transaction is valued at approximately $528.1 million. The closing of the Cambridge acquisition, which is expected to occur in the first quarter of 2024, remains subject to required Eastern Bankshares, Inc. shareholder approval, Cambridge shareholder approval, regulatory approvals and satisfaction of other customary closing conditions set forth in the Merger Agreement.
Sale of Insurance Operations
On September 19, 2023, the Company announced it had entered into a definitive asset purchase agreement with Arthur J. Gallagher & Co. (“Gallagher”) under which Gallagher agreed to purchase for cash the Company’s insurance agency business. On October 31, 2023, the Company completed the sale of its insurance agency business for net cash consideration of $498.1 million, subject to customary post-closing working capital adjustments. The net cash proceeds include the gross purchase price pursuant to the agreement of $515.0 million and an estimated working capital adjustment of $4.2 million, which were reduced by transaction expenses of $17.0 million and the settlement of certain obligations of the Company primarily related to employee post-retirement liabilities that originated prior to closing of $4.1 million. In addition, the Company transferred $7.4 million in fiduciary cash to Gallagher upon closing which is not included in the amount of net cash consideration of $498.1 million. In connection with the sale, the Company recognized a gain on sale of approximately $389.3 million, which is subject to certain post-closing adjustments related to working capital and transaction expenses. Refer to Note 24, “Discontinued Operations” for additional information regarding the Company’s sale of its insurance agency business. In addition, the Company recognized indirect noninterest expenses associated with the sale of approximately $24.2 million.
In connection with the sale of its insurance agency business, the Company amended its Defined Benefit Plan and BEP (the “Plans”), as well as the ESOP, to allow for accelerated vesting for all employees of the insurance agency business and several employees of the Bank transitioning to Gallagher who are participating in the Plan. In addition, the amendments included an amendment to the vesting criteria for the BEP whereby all participants have been credited with service vesting in the same manner and vest according to the same three year cliff vesting schedule as provided under the Defined Benefit Plan. In addition, in accordance with ASC 715-20, “Compensation-Retirement Benefits - Defined Benefit Plans,” the Company recognized a curtailment gain upon completion of the sale of the insurance agency business associated with the prior service credits attributable to the employees of the insurance agency business, all of which transferred to Gallagher. As of the date of this Current Report on Form 8-K, management estimates the amount of such non-cash settlement credit to be a gain within the range of $13.0 million and $18.0 million, representing the combined effect of the amendments to the Defined Benefit Plan and BEP.
In connection with its sale of its insurance agency business, the Company remeasured the present value of the future lease payments related to each lease for which Eastern Insurance Group is the lessee which resulted in a net reduction of the lease liabilities and a corresponding net reduction of the lease ROU assets of $6.4 million which was recorded in the third quarter of 2023. The Company recorded an impairment charge of $2.0 million in the third quarter of 2023 related to leases which will be early terminated following the closing of the sale. The impairment charge was included in net (loss) income from discontinued operations.